Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations (Regulation S-X) of the Securities and Exchange Commission (the “SEC”) and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of operations for the three and nine months ended December 30, 2018, are not necessarily indicative of the operating results that may be expected for the year ending March 31, 2019. These unaudited condensed consolidated financial statements should be read in conjunction with the March 31, 2018 consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended March 31, 2018.

Principles of Consolidation

The consolidated financial statements include the accounts of Investview, Inc., and our wholly owned subsidiaries, Kuvera, LLC, Investment Tools & Training, LLC, Razor Data Corp., S.A.F.E. Management, LLC, SafeTek, LLC (formerly WealthGen Global, LLC), United Games, LLC, United League, LLC, and Kuvera France S.A.S. We have determined that one affiliated entity, Kuvera LATAM S.A.S., which we conduct business with, is a variable interest entity and we are the primary beneficiary of the entity’s activities, which are similar to those of Kuvera, LLC. As a result, we have consolidated the accounts of this variable interest entity into the accompanying consolidated financial statements. Further, because the Company does not have any ownership interest in this variable interest entity, the Company has allocated the contributed capital in the variable interest entity as a component of noncontrolling interest. All intercompany transactions and balances have been eliminated in consolidation.

Financial Statement Reclassification

Certain account balances from prior periods have been reclassified in these consolidated financial statements to conform to current period classifications.

Use of Estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Exchange

We have consolidated the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into our consolidated financial statements. The operations of Kuvera France S.A.S. are conducted in France and its functional currency is the Euro. The operations of Kuvera LATAM S.A.S. are conducted in Colombia and its functional currency is the Colombian Peso.

The financial statements of Kuvera France S.A.S. and Kuvera LATAM S.A.S. are prepared using their respective functional currency and have been translated into U.S. dollars (“USD”). Assets and liabilities are translated into USD at the applicable exchange rates at period-end. Stockholders’ equity is translated using historical exchange rates. Revenue and expenses are translated at the average exchange rates for the period. Any translation adjustments are included as foreign currency translation adjustments in accumulated other comprehensive income in our stockholders’ equity (deficit).

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	December 31, 2018	March 31, 2018
Euro to USD	1.16	n/a
Colombian Peso to USD	0.00031	0.00036

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD for the following operating periods.

	Nine Months Ended December 31,
	2018	2017
Euro to USD	n/a	n/a
Colombian Peso to USD	0.00034	n/a

Cryptocurrencies

We hold cryptocurrency-denominated assets (“cryptocurrencies”) and include them in our consolidated balance sheet as other current assets. We record cryptocurrencies at fair market value and recognize the change in the fair value of our cryptocurrencies as an unrealized gain or loss in the consolidated statement of operations. As of December 31, 2018 and March 31, 2018 the fair value of our cryptocurrencies was $7,385 and $480,370, respectively. During the nine months ended December 31, 2018 we recorded $16,320 and $95,810 as a total realized and unrealized gain (loss) on cryptocurrency, respectively. We recorded a $264,486 realized gain on cryptocurrencies during the nine months ended December 31, 2017. During the three months ended December 31, 2018 we recorded $(1,134) and $(116) as a total realized and unrealized gain (loss) on cryptocurrency, respectively. We recorded a $264,486 realized gain on cryptocurrencies during the three months ended December 31, 2017.

Long-Lived Assets – Intangible Assets & License Agreement

We account for our intangible assets and long-term license agreement in accordance with ASC Subtopic 350-30, General Intangibles Other Than Goodwill, and ASC Subtopic 360-10-05, Accounting for the Impairment or Disposal of Long-Lived Assets. ASC Subtopic 350-30 requires assets to be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. Further, ASC Subtopic 350-30 requires an intangible asset to be amortized over its useful life and for the useful life to be evaluated every reporting period to determine whether events or circumstances warrant a revision to the remaining period of amortization. If the estimate of useful life is changed the remaining carrying amount of the intangible asset is amortized prospectively over the revised remaining useful life. Costs of internally developing, maintaining, or restoring intangible assets are recognized as an expense when incurred.

In June of 2017 we issued 80,000,000 shares of common stock with a value of $2,256,000 for a 15-year license agreement. Annual amortization over the 15-year life is expected to be $150,400 per year. Amortization recognized for the nine months ended December 31, 2018 and 2017 was $113,315 and $85,295, respectively, and the long-term license agreement was recorded at a net value of $2,020,305 and $2,133,620 as of December 31, 2018 and March 31, 2018, respectively.

In June of 2018 we purchased United Games, LLC and United League, LLC and recorded the transaction as a business combination (see Note 9). Intangible assets acquired in the business combination were recorded at fair value on the date of acquisition and are being amortized on a straight-line method over their estimated useful lives.

	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$804,000
Back office software	10	1,074,000
Tradename/trademark - FireFan	5	472,000
Tradename/trademark - United Games	0.45	4,000
Customer contracts/relationships	5	796,000
		3,150,000
Accumulated amortization as of December 31, 2018		(256,509)
Net book value, December 31, 2108		$2,893,491

Amortization expense is expected to be as follows:

Remainder of 2019	$138,582
Fiscal year ending March 31, 2020	562,000
Fiscal year ending March 31, 2021	562,000
Fiscal year ending March 31, 2022	562,000
Fiscal year ending March 31, 2023	422,126
Fiscal year ending March 31, 2020 and beyond	646,783
$2,893,491

Impairment of Long-Lived Assets

We have adopted ASC Subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or when the historical cost carrying value of an asset may no longer be appropriate. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period.

The Company evaluates the recoverability of long-lived assets based upon future net cash flows expected to result from the asset, including eventual disposition. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted and an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value. During the nine months ended December 31, 2018 and 2017 no impairment was recognized.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

U.S. generally accepted accounting principles provide for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

Level 1:	Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

–	quoted prices for similar assets or liabilities in active markets;

–	quoted prices for identical or similar assets or liabilities in markets that are not active;

–	inputs other than quoted prices that are observable for the asset or liability; and

–	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3:	Inputs that are unobservable and reflect management’s own assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

Our financial instruments consist of cash, accounts receivable, accounts payable, and debt. We have determined that the book value of our outstanding financial instruments as of December 31, 2018 and March 31, 2018, approximates the fair value due to their short-term nature.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$7,385	$-	$-	$7,385
Total Assets	$7,385	$-	$-	$7,385

Total Liabilities	$-	$-	$-	$-

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$480,370	$-	$-	$480,370
Total Assets	$480,370	$-	$-	$480,370

Total Liabilities	$-	$-	$-	$-

Revenue Recognition

Effective April 1, 2018 we adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 606-10, Revenue from Contracts with Customers (“ASC 606-10”). The adoption of ASC 606-10 had no impact on prior year or previously disclosed amounts. In accordance with ASC 606-10, revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract.

The majority of our revenue is generated by subscription sales and payment is received at the time of purchase. Our performance obligation is to provide services over a fixed subscription period, therefore we recognize revenue ratably over the subscription period and deferred revenue is recorded for the portion of the subscription period subsequent to each reporting date. Additionally, we offer a 10-day trial period to subscription customers, during which a full refund can be requested if a customer does not like the product. Revenues are deferred during the trial period as collection is not probable until that time has passed. Revenues are presented net of refunds, sales incentives, credits, and known and estimated credit card chargebacks.

We generate revenue from the sale of cryptocurrency mining services to our customers through an arrangement with a third-party supplier. Our performance obligation is to arrange for the third-party to provide mining services to our customers and payment is received at the time of purchase, therefore revenue is recognized upon receipt of payment. We recognize revenue in the amount of the fee to which we are entitled to as an agent, or the amount of consideration that we retain after paying the third-party the consideration received in exchange for the services the third-party is to provide.

We generate revenue from the sale of high-speed computer processing equipment that is used for any of the following intense processing activities: protein folding, CGI rendering, Game Streaming, Machine & Deep Learning, Mining, Independent Financial Verification, and general high-speed computing. Our performance obligation is to deliver an equipment package to our customers which includes hardware, software, and firmware and is drop-shipped to a hosting data center. We receive payment at the time of purchase and recognize revenue when the equipment package is delivered and ready for maintenance and hosting, which our customers arrange for, and obtain, from a separate third party that provides such services.

Revenue generated for the nine months ended December 31, 2018 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$21,882,055	$698,954	$5,690,380	$28,258,639
Refunds, incentives, credits, and chargebacks	(1,047,007)	(4,000)	(6,501)	(1,057,508)
Amounts paid to supplier	-	-	(3,871,278)	(3,858,528)
Net revenue	$20,835,048	$694,954	$1,812,601	$23,342,603

Revenue generated for the nine months ended December 31, 2017 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$10,371,884	$-	$1,336,895	$11,708,779
Refunds, incentives, credits, and chargebacks	(382,885)	-	-	(382,885)
Amounts paid to supplier	-	-	(796,889)	(796,889)
Net revenue	$9,988,999	$-	$540,006	$10,529,005

Revenue generated for the three months ended December 31, 2018 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$7,204,415	$698,954	$40,779	$7,944,148
Refunds, incentives, credits, and chargebacks	(200,613)	(4,000)	(6,501)	(211,114)
Amounts paid to supplier	-	-	-	-
Net revenue	$7,003,802	$694,954	$34,278	$7,733,034

Revenue generated for the three months ended December 31, 2017 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$3,660,708	$-	$1,336,895	$4,997,603
Refunds, incentives, credits, and chargebacks	(264,816)	-	-	(264,816)
Amounts paid to supplier	-	-	(796,889)	(796,889)
Net revenue	$3,395,892	$-	$540,006	$3,935,898

Net Income (Loss) per Share

We follow ASC subtopic 260-10, Earnings per Share (“ASC 260-10”), which specifies the computation, presentation, and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Convertible debt, stock options, and warrants have been excluded as common stock equivalents in the diluted loss per share because their effect is anti-dilutive on the computation.

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	December 31, 2018	December 31, 2017
Options to purchase common stock	35,000	35,000
Warrants to purchase common stock	5,552,497	6,552,310
Totals	5,587,497	6,557,310

Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

The consolidated financial statements include the accounts of Investview, Inc., and our wholly owned subsidiaries, Kuvera, LLC, Investment Tools & Training, LLC, Razor Data Corp., and SAFE Management, LLC. We have determined that one affiliated entity, Kuvera LATAM S.A.S., which we conduct business with, is a variable interest entity and we are the primary beneficiary of the entities activities. As a result, we have consolidated the accounts of this variable interest entity into the accompanying consolidated financial statements. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Exchange

We have consolidated the accounts of Kuvera LATAM S.A.S. into our consolidated financial statements. The operations of Kuvera LATAM S.A.S. are conducted in Colombia and its functional currency is the Colombian Peso.

The financial statements of Kuvera LATAM S.A.S. are prepared using the Colombian Peso and have been translated into U.S. dollars (“USD”). Assets and liabilities are translated into USD at the applicable exchange rates at period-end. Stockholders’ equity is translated using historical exchange rates. Revenue and expenses are translated at the average exchange rates for the period. Any translation adjustments are included as foreign currency translation adjustments in accumulated other comprehensive income in our stockholders’ equity (deficit).

The following rates were used to translate the accounts of Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	March 31, 2018	March 31, 2017
Colombian Peso to USD	0.00036	n/a

The following rates were used to translate the accounts of Kuvera LATAM S.A.S. into USD for the following operating periods.

	Year ended March 31,
	2018	2017
Colombian Peso to USD	0.00034	n/a

Concentration of Credit Risk

Financial instruments that potentially expose the Company to concentration of credit risk include cash, accounts receivable, and advances. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit of $250,000. As of March 31, 2018 and 2017 cash balances that exceeded FDIC limits were $1,095,329 and $0, respectively, and the Company has not experienced significant losses relating to these concentrations in the past.

Cash and Cash Equivalents

For purposes of reporting cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. As of March 31, 2018 and 2017 the Company had no cash equivalents.

Receivables

Receivable are carried at net realizable value, representing the outstanding balance less an allowance for doubtful accounts based on a review of all outstanding amounts. Management determines the allowance for doubtful accounts by regularly evaluating individual receivables and receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received. The Company had no allowance for doubtful accounts as of March 31, 2018 and 2017.

Cryptocurrencies

We hold cryptocurrency-denominated assets (“cryptocurrencies”) and include them in our consolidated balance sheet as other current assets. We record cryptocurrencies at fair market value and recognize the change in the fair value of our cryptocurrencies as an unrealized gain or loss in the consolidated statement of operations. As of March 31, 2018 and March 31, 2017 the fair value of our cryptocurrencies was $480,370 and $0, respectively. During the year ended March 31, 2018 we recorded $(10,939) and $(135,729) as realized and unrealized gain (loss) on cryptocurrency, respectively. We recorded no realized or unrealized gain (loss) on cryptocurrencies during the year ended March 31, 2017.

Fixed Assets

Fixed assets are stated at cost and depreciated using the straight-line method over their estimated useful lives as follows:

Furniture, fixtures, and equipment	10 years
Computer equipment	3 years

When retired or otherwise disposed, the carrying value and accumulated depreciation of the fixed asset is removed from its respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. Expenditures for maintenance and repairs which do not extend the useful lives of the related assets are expensed as incurred.

Fixed assets are presented net of accumulated depreciation of $7,173 and $4,534, as of March 31, 2018 and 2017, respectively. Total depreciation expense for the years ended March 31, 2018 and 2017 was $2,639 and $2,270, respectively.

Long Term License Agreement

We account for our long-term license agreement in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Subtopic 350-30, General Intangibles Other Than Goodwill (“ASC 350-30”). ASC 350-30 requires assets to be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. Further, ASC 350-30 requires an intangible asset to be amortized over its useful life, which we have determined to be 15 years. Annual amortization is expected to be $150,400 related to our long-term license agreement.

Impairment of Long-Lived Assets

We have adopted ASC Subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or when the historical cost carrying value of an asset may no longer be appropriate. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period.

The Company evaluates the recoverability of long-lived assets based upon future net cash flows expected to result from the asset, including eventual disposition. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted and an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

U.S. generally accepted accounting principles provide for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

Level 1:	Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

●	quoted prices for similar assets or liabilities in active markets;

●	quoted prices for identical or similar assets or liabilities in markets that are not active;

●	inputs other than quoted prices that are observable for the asset or liability; and

●	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3:	Inputs that are unobservable and reflect management’s own assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

Our financial instruments consist of cash, accounts receivable, and accounts payable. We have determined that the book value of our outstanding financial instruments as of March 31, 2018 and March 31, 2017, approximates the fair value due to their short-term nature.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$480,370	$-	$-	$480,370
Total Assets	$480,370	$-	$-	$480,370

Total Liabilities	$-	$-	$-	$-

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2017:

	Level 1	Level 2	Level 3	Total

Total Assets	$-	$-	$-	$-

Total Liabilities	$-	$-	$-	$-

Revenue Recognition

We recognize revenue in accordance with FASB ASC Subtopic 605-10, Revenue Recognition, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured.

The majority of our revenue is generated by subscription sales and payment is received at the time of purchase. We recognize revenue for subscription sales over the subscription period and deferred revenue is recorded for the portion of the subscription period subsequent to each reporting date. Additionally, we offer a 10-day trial period to subscription customers, during which a full refund can be requested if a customer does not like the product. Revenues are deferred during the trial period as collectability cannot be reasonably assured until that time has passed. Revenues are presented net of sales incentives, credits, known and estimated refunds, and known and estimated credit card chargebacks.

We generate revenue from the sale of cryptocurrency mining services to our customers through our arrangement with a third-party supplier. We report net revenue retained at the time of purchase which represents our fees earned as an agent.

Revenue generated for the years ended March 31, 2018 and 2017, is as follows:

	March 31, 2018			March 31, 2017
	Subscription Revenue	Cryptocurrency Mining Revenue	Total	Subscription Revenue	Cryptocurrency Mining Revenue	Total
Gross billings	$14,758,614	$8,885,798	$23,644,412	$14,578,164	$-	$14,578,164
Refunds, incentives, credits, and chargebacks	(859,035)	-	(859,035)	(1,705,217)	-	(1,705,217)
Amounts paid to supplier	-	(4,867,945)	(4,867,945)	-	-	-
Net revenue	$13,899,579	$4,017,853	$17,917,432	$12,872,947	$-	$12,872,947

Advertising, Selling, and Marketing Costs

The Company expenses advertising, selling, and marketing costs as incurred. Advertising, selling and marketing costs include costs of promoting our product worldwide, including promotional events. Advertising, selling and marketing expenses for the years ended March 31, 2018 and 2017 totaled $454,225 and $500,032, respectively.

Income Taxes

The Company has adopted ASC Subtopic 740-10, Income Taxes, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of derivative liability and stock compensation accounting versus basis differences.

Net Income (Loss) per Share

We follow ASC Subtopic 260-10, Earnings per Share, which specifies the computation, presentation, and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Convertible debt, stock options, and warrants have been excluded as common stock equivalents in the diluted loss per share because their effect is anti-dilutive on the computation.

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	March 31, 2018	March 31, 2017
Convertible notes payable	-	17,045,455
Options to purchase common stock	35,000	35,000
Warrants to purchase common stock	6,169,497	6,534,810
Total	6,204,497	23,615,265